Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	688,326,472.13	30,305
Yield Supplement Overcollateralization Amount 04/30/22	21,263,581.78	0
Receivables Balance 04/30/22	709,590,053.91	30,305
Principal Payments	25,881,191.48	528
Defaulted Receivables	505,944.58	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	20,135,550.71	0
Pool Balance at 05/31/22	663,067,367.14	29,756

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.94%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	6,075,548.04	235
Past Due 61-90 days	1,424,301.91	55
Past Due 91-120 days	239,497.81	14
Past Due 121+ days	0.00	0
Total	7,739,347.76	304

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.13%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	490,873.78
Aggregate Net Losses/(Gains) - May 2022	15,070.80
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	0.31%
Second Prior Net Losses/(Gains) Ratio	0.41%
Third Prior Net Losses/(Gains) Ratio	0.16%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.18%

Overcollateralization Target Amount	7,625,274.72
Actual Overcollateralization	7,625,274.72
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.49%
Weighted Average Remaining Term	50.94

Flow of Funds	$ Amount
Collections	28,671,096.78
Investment Earnings on Cash Accounts	1,980.67
Servicing Fee	(591,325.04)
Transfer to Collection Account	-
Available Funds	28,081,752.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	212,368.54
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,383,350.56
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,625,274.72
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,855,937.59

Total Distributions of Available Funds	28,081,752.41
Servicing Fee	591,325.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	680,410,717.70
Principal Paid	24,968,625.28
Note Balance @ 06/15/22	655,442,092.42

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2
Note Balance @ 05/16/22	167,800,717.70
Principal Paid	24,968,625.28
Note Balance @ 06/15/22	142,832,092.42
Note Factor @ 06/15/22	38.8035786%

Class A-3
Note Balance @ 05/16/22	368,080,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	368,080,000.00
Note Factor @ 06/15/22	100.0000000%

Class A-4
Note Balance @ 05/16/22	96,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	96,650,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	31,920,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	31,920,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	15,960,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	15,960,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	257,189.54
Total Principal Paid	24,968,625.28
Total Paid	25,225,814.82

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	27,966.79
Principal Paid	24,968,625.28
Total Paid to A-2 Holders	24,996,592.07

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2423573
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5286706
Total Distribution Amount	23.7710279

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0759781
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	67.8329356
Total A-2 Distribution Amount	67.9089137

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	55.40
Noteholders' Third Priority Principal Distributable Amount	639.20
Noteholders' Principal Distributable Amount	305.40

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,659,652.60
Investment Earnings	1,444.28
Investment Earnings Paid	(1,444.28)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,621,699.36	$2,613,518.01	$3,667,813.12
Number of Extensions	127	93	129
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.35%	0.48%